PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions reconciliation
Provisions at beginning of period	$ 954.4
Additions	15.9
Reductions	(35.8)
Reclamation spending	(42.6)
Accretion	31.3
Dispositions	(37.6)
Reclamation expense	11.4
Provisions at end of period	897.0	$ 954.4
Current portion	66.5
Non-current portion	830.5
Reclamation and remediation obligations
Provisions reconciliation
Provisions at beginning of period	908.3
Additions	9.7
Reductions	(19.4)
Reclamation spending	(42.6)
Accretion	31.3
Dispositions	(37.3)
Reclamation expense	11.4
Provisions at end of period	861.4	908.3
Current portion	62.3
Non-current portion	799.1
Expense due to change in fair value	11.4	27.2
Letter of credit issued to various agencies	411.5	402.0
Surety bonds	$ 254.7	$ 216.7
Reclamation and remediation obligations | Minimum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	1.80%	0.90%
Inflation rate used in estimating the site restoration cost obligation (in percent)	1.80%	2.40%
Reclamation and remediation obligations | Maximum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	11.60%	13.90%
Inflation rate used in estimating the site restoration cost obligation (in percent)	5.00%	5.60%
Other
Provisions reconciliation
Provisions at beginning of period	$ 46.1
Additions	6.2
Reductions	(16.4)
Dispositions	(0.3)
Provisions at end of period	35.6	$ 46.1
Current portion	4.2
Non-current portion	$ 31.4